Summary of Significant Accounting Policies - Unobservable Inputs Redeemable Convertible Preferred Stock Warrant Liability (Details)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Term	4 years 2 months 4 days	4 years 5 months 1 day
Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Term				1 year
Warrant Liability | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Term			0 years
Warrant Liability | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Term			9 months
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.68	0.30
Risk-free interest rate | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input				0.0263
Risk-free interest rate | Warrant Liability | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			0.0148
Risk-free interest rate | Warrant Liability | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			0.0241
Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0	0
Expected dividend yield | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			0	0
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	75	75
Expected volatility | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			0.70	0.70